Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 15 — RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as the following:

		December 31,
	Relationship	2023	2022
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	$354,285	$2,240,872

Due to a related party consist of the following:
Harcourt Limited	A related company (note 2)	$-	$(110,773)

Note

(1)	Ms. Fong is the spouse of Mr. Siu. As of December 31, 2023 and 2022, the due from shareholders balance was $354,285 and $2,240,872, respectively.

(2)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

The balance due from shareholders consist of the following:

	December 31,
	2023	2022
Due from shareholders	$372,103	$2,257,931
Less: allowance for expected credit loss	(17,818)	(17,059)
	$354,285	$2,240,872

The movement of allowances for expected credit loss is as follow:

	December 31,
	2023	2022
Balance at beginning of the year	$(17,059)	$(6,312)
Provision	(759)	(10,747)
Ending balance	$(17,818)	$(17,059)

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	December 31,
	2023	2022	2021
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$125,000	$120,000	$100,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	125,000	120,000	100,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred	(88,151)	—	—